Risks and contingencies	12 Months Ended
Mar. 31, 2025
Risks and Uncertainties [Abstract]
Risks and contingencies
27.
Risks and contingencies
(a)
The Company is incorporated in the Cayman Islands and considered as a foreign entity under PRC laws. Due to legal restrictions on foreign ownership and investment in, among other areas, value-added telecommunications services, which include the operations of Internet content providers, the Company operates its Internet businesses and other businesses through various contractual arrangements with VIEs that are incorporated in the PRC and owned by PRC citizens or by PRC entities owned and/or controlled by PRC citizens. The VIEs hold the licenses and approvals that are essential for their business operations in the PRC and the Company has entered into various agreements with the VIEs and their equity holders such that the Company has the right to benefit from their licenses and approvals and generally has control of the VIEs. In the Company’s opinion, the current ownership structure and the contractual arrangements with the VIEs and their equity holders as well as the operations of the VIEs are in substantial compliance with all existing PRC laws, rules and regulations. However, there may be changes and other developments in PRC laws, rules and regulations. Accordingly, the Company gives no assurance that PRC government authorities will not take a view in the future that is contrary to the opinion of the Company. If the current ownership structure of the Company and its contractual arrangements with the VIEs and their equity holders were found to be in violation of any existing or future PRC laws or regulations, the Company’s ability to conduct its business could be impacted and the Company may be required to restructure its ownership structure and operations in the PRC to comply with the changes in the PRC laws which may result in deconsolidation of the VIEs.
27.
Risks and contingencies (Continued)
(b)
The PRC market in which the Company operates poses certain macro-economic and regulatory risks and uncertainties. These uncertainties extend to the ability of the Company to operate or invest in e-commerce and cloud businesses, representing the principal services provided by the Company, in the PRC. The information and technology industries are highly regulated. Restrictions are currently in place or are unclear regarding what specific segments of these industries foreign owned enterprises, like the Company, may operate. If new or more extensive restrictions were imposed on the segments in which the Company is permitted to operate, the Company could be required to sell or cease to operate or invest in some or all of its current businesses in the PRC.
(c)
Because of the Company’s equity interest in and close association with Ant Group and overlapping user bases, regulatory developments, litigation or proceedings, media and other reports, whether or not true, and other events that affect Ant Group could also negatively affect customers’, regulators’, investors’ and other third parties’ perception of the Company. Ant Group started its business rectification since April 2021 under discussion with PRC regulators. In July 2023, PRC regulators announced a RMB7.07 billion fine for Ant Group, which was also reflected in the Company’s share of results of equity method investees during the year ended March 31, 2024. Changes in Ant Group’s business and future prospects, or speculation of such changes, as well as additional regulatory requirements placed on Ant Group, could in turn have a material adverse effect on the Company.
(d)
A significant majority of the Company’s revenues and costs are denominated in RMB and the majority of the Company’s financial assets are also denominated in RMB while a significant portion of the Company’s debt is denominated in US$. RMB is not freely convertible into foreign currencies. In the PRC, foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (the “PBOC”).

Remittances in currencies other than RMB by the Company in the PRC must be processed through the PBOC or other PRC foreign exchange regulatory bodies and require certain supporting documentation in order to effect the remittance. If the foreign exchange control system prevents the Company from obtaining sufficient foreign currencies to satisfy its currency demands, the Company may not be able to pay dividends in foreign currencies and the Company’s ability to fund its business activities that are conducted in foreign currencies could be adversely affected.

(e)
In the ordinary course of business, the Company makes strategic investments to increase the service offerings and expand capabilities. The Company continually reviews its investments to determine whether there is a decline in fair value below the carrying value. Fair value of the listed securities is subject to volatility and may be materially affected by market fluctuations.
(f)
Financial instruments that potentially subject the Company to significant concentration of credit risk consist principally of cash and cash equivalents, short-term investments, restricted cash and equity securities and other investments. As of March 31, 2024 and 2025, substantially all of the Company’s cash and cash equivalents, restricted cash, short-term investments and other treasury investments were held by major financial institutions located worldwide, including Chinese mainland and Hong Kong S.A.R. If the financial institutions and other issuers of financial instruments held by the Company could become insolvent or if the markets for these instruments could become illiquid as a result of a severe economic downturn or any other reason, the Company could lose some or all of the value of its investments.
(g)
During the years ended March 31, 2023, 2024 and 2025, the Company offered a trade assurance program on the international wholesale marketplaces at no charge to the wholesale buyers and sellers. If the wholesale sellers who participate in this program do not deliver the products in their stated specifications to the wholesale buyers on schedule, the Company may compensate the wholesale buyers for their losses on behalf of the wholesale sellers up to a pre-determined amount following a review of each particular case. In turn, the Company will seek a full reimbursement from the wholesale sellers for the prepaid reimbursement amount, yet the Company is exposed to a risk over the collectability of the reimbursement from the wholesale sellers. During the years ended March 31, 2023, 2024 and 2025, the Company did not incur any material losses with respect to the compensation provided under this program. Given that the maximum compensation for each wholesale seller is pre-determined based on their individual risk assessments by the Company considering their credit profile or other relevant information, the Company determined that the likelihood of material default on the payments are not probable and therefore no provisions have been made in relation to this program.
27.
Risks and contingencies (Continued)
(h)
In the ordinary course of business, the Company is from time to time involved in legal proceedings and litigations and is subject to regulatory investigations. In 2017, Beijing Jingdong Shiji Trading Co., Ltd. and Beijing Jingdong 360 E-commerce Co., Ltd. sued Tmall China, Zhejiang Tmall Network Co., Ltd. and Alibaba Group Holding Limited for abuse of dominant market position. The plaintiffs requested the three defendants to cease relevant acts and claimed a substantial amount of damages in the original complaint. In March 2021, the plaintiffs amended their claim to seek higher damages. In December 2023, the Beijing High People’s Court issued a judgment in favor of the plaintiffs, and the Company has appealed the court judgment. As of March 31, 2025, the case is in second-instance stage. The Company has accrued for the potential damages in connection with this lawsuit. In March 2024, the European Commission, or the EU Commission, opened formal proceeding against AliExpress to assess whether AliExpress breached the Digital Services Act. On June 18, 2025, the EU Commission issued preliminary findings in which it considers on a preliminary basis that AliExpress is in breach of its obligation to assess and mitigate risks related to the dissemination of illegal content on its platform. The ultimate timeline and final outcome of the investigation is currently uncertain and subject to further communications with the EU Commission and their final decision based on such further communications and their deliberations. Any potential loss associated with the investigation is not reasonably estimable at this stage. Except for the above, there are no legal proceedings and litigations that have in the recent past had, or to the Company’s knowledge, are probable to have, a material impact on the Company’s financial positions, results of operations or cash flows. Except for the above, the Company did not accrue any material loss contingencies in this respect as of March 31, 2024 and 2025. Moreover, the more stringent obligations under laws and regulations will create additional operational requirements with increased compliance costs for the Company.
(i)
The Russia-Ukraine conflict has resulted in significant disruptions to supply chains, logistics and business activities in the region that has negatively affected our international commerce business and Cainiao’s international logistics business. The conflict has also caused, and continues to intensify, significant geopolitical tensions in Europe and across the globe. The resulting sanctions imposed have significant impacts on the economic conditions of the countries and markets targeted by such sanctions, and may have unforeseen, unpredictable secondary effects on global energy prices, supply chains and other aspects of the global economy. The conflict may adversely affect the Company’s business, financial condition and results of operations.
(j)
The United Nations and a number of countries and jurisdictions, including China, the United States and the EU, have adopted various export control and economic or trade sanction regimes. In particular, the United States government and other governments have increasingly threatened and/or imposed export control, as well as economic, trade and other sanctions on a number of China-based companies. The United States and other countries may impose other and more expansive restrictions on the supply of chips, computing power or other technologies or services to China and China-based companies, including the Company, in the future. Such restrictions may affect the Company’s businesses by limiting the Company’s ability to upgrade its products and services, technological capabilities, in particular AI technologies, and to maintain its competitive edge, thereby negatively affecting the Company’s results of operations, financial condition and growth potential.